Dividends on ordinary shares - Dividends on ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Dividends [Abstract]
Dividends paid, ordinary shares per share (in GBP per share)	£ 0.0500	£ 0.0400
Dividends paid, ordinary shares	£ 793	£ 664